Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ 16,104,062	$ 2,334,868	¥ (294,637,791)	¥ (36,624,446)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	19,059,483	2,763,365	(4,707,094)	(16,091,629)
Other comprehensive income (loss)	19,059,483	2,763,365	(4,707,094)	(16,091,629)
Comprehensive income (loss)	35,163,545	5,098,233	(299,344,885)	(52,716,075)
Less: comprehensive loss attributable to noncontrolling interest	(3,807,344)	(552,013)	(26,721,650)	(5,135,944)
Comprehensive income (loss) attributable to ordinary shareholders	¥ 38,970,889	$ 5,650,246	¥ (272,623,235)	¥ (47,580,131)